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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CR Intrinsic Investors, LLC
Address: 72 Cummings Point Road
         Stamford, Connecticut 06902

Form 13F File Number: 28-11740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum          Stamford, Connecticut          November 14, 2006
------------------           ---------------------          -----------------
    [Signature]                [City, State]                     [Date]

Report type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2
                                          ----------

Form 13F Information Table Entry Total:      110*
                                          ----------

Form 13F Information Table Value Total:   $1,331,832
                                          ----------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number    Name
    ---    --------------------    ------------------------------
     1          28-5608            S.A.C. Capital Management, LLC
     2          28-4043            S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include either of the Other Included Managers as such on their own Forms 13F, are listed herein.




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

                                                            SHARES OR                              OTHER     VOTING
                                TITLE OF            VALUE   PRINCIPLE SHRS /  PUT /  INVESTMENT    MAN-    AUTHORIZED
    NAME OF ISSUER                CLASS    CUSIP   (X$1000)   AMOUNT  PRN     CALL   DISCRETION    AGER      SHARES
---------------------------------------------------------------------------------------------------------------------
ADAMS RESPIRATORY THERAPEUTI    Common   00635P107   12,860    351,450 Shrs        Shared-Defined   1,2      351,450
ADVANCED MAGNETICS INC          Common   00753P103    6,820    200,000 Shrs        Shared-Defined   1,2      200,000
ADVANCED MAGNETICS INC          Option   00753P953    1,876     55,000        Put  Shared-Defined   1,2       55,000
AFFYMETRIX INC                  Common   00826T108    1,119     51,915 Shrs        Shared-Defined   1,2       51,915
AKAMAI TECHNOLOGIES INC         Common   00971T101    1,000     20,000 Shrs        Shared-Defined   1,2       20,000
AMERICA MOVIL S A DE C V        Common   02364W105    5,906    150,000 Shrs        Shared-Defined   1,2      150,000
AMKOR TECHNOLOGY INC            Common   031652100    1,032    200,000 Shrs        Shared-Defined   1,2      200,000
ANDERSONS INC                   Common   034164103   16,097    471,363 Shrs        Shared-Defined   1,2      471,363
ARCH COAL INC                   Common   039380100    5,059    175,000 Shrs        Shared-Defined   1,2      175,000
ARCHER DANIELS MIDLAND CO       Common   039483102    7,576    200,000 Shrs        Shared-Defined   1,2      200,000
ATLAS AMER INC                  Common   049167109   33,324    780,793 Shrs        Shared-Defined   1,2      780,793
ATP OIL & GAS CORP              Common   00208J108   22,770    616,395 Shrs        Shared-Defined   1,2      616,395
BARRIER THERAPEUTICS INC        Common   06850R108      853    132,100 Shrs        Shared-Defined   1,2      132,100
BRISTOL MYERS SQUIBB CO         Option   110122958      528     21,200        Put  Shared-Defined   1,2       21,200
BUILDING MATLS HLDG CORP        Common   120113105   10,535    404,869 Shrs        Shared-Defined   1,2      404,869
BUILDING MATLS HLDG CORP        Option   120113905    7,025    270,000        Call Shared-Defined   1,2      270,000
BUSINESS OBJECTS S A            Common   12328X107    6,818    200,000 Shrs        Shared-Defined   1,2      200,000
CA INC                          Common   12673P105      474     20,000 Shrs        Shared-Defined   1,2       20,000
CAMBREX CORP                    Common   132011107   24,467  1,181,400 Shrs        Shared-Defined   1,2    1,181,400
CANDELA CORP                    Common   136907102    2,608    239,091 Shrs        Shared-Defined   1,2      239,091
CARDIOME PHARMA CORP            Common   14159U202   12,707  1,100,200 Shrs        Shared-Defined   1,2    1,100,200
CEPHALON INC                    Common   156708109    8,404    136,100 Shrs        Shared-Defined   1,2      136,100
CONSECO INC                     Common   208464883    9,668    460,600 Shrs        Shared-Defined   1,2      460,600
CONSECO INC                     Option   208464903   13,184    628,100        Call Shared-Defined   1,2      628,100
COOPER COS INC                  Option   216648952   11,690    218,500        Put  Shared-Defined   1,2      218,500
DEVON ENERGY CORP NEW           Common   25179M103    5,170     81,870 Shrs        Shared-Defined   1,2       81,870
DIRECTV GROUP INC               Common   25459L106    9,840    500,000 Shrs        Shared-Defined   1,2      500,000
DORAL FINL CORP                 Common   25811P100      264     40,000 Shrs        Shared-Defined   1,2       40,000
ECHOSTAR COMMUNICATIONS NEW     Common   278762109    3,274    100,000 Shrs        Shared-Defined   1,2      100,000
EDISON INTL                     Common   281020107   47,886  1,150,000 Shrs        Shared-Defined   1,2    1,150,000
ELAN PLC                        Common   284131208   48,445  3,149,900 Shrs        Shared-Defined   1,2    3,149,900
ELAN PLC                        Option   284131908   13,073    850,000        Call Shared-Defined   1,2      850,000
EQUITABLE RES INC               Common   294549100   29,033    830,000 Shrs        Shared-Defined   1,2      830,000
EXCO RESOURCES INC              Common   269279402   14,726  1,186,600 Shrs        Shared-Defined   1,2    1,186,600
F M C CORP                      Common   302491303   15,691    244,900 Shrs        Shared-Defined   1,2      244,900
FIDELITY NATL INFORMATION SV    Common   31620M106   16,095    435,000 Shrs        Shared-Defined   1,2      435,000
FOOT LOCKER INC                 Common   344849104   18,938    750,000 Shrs        Shared-Defined   1,2      750,000
FOOT LOCKER INC                 Option   344849954    6,012    238,100        Put  Shared-Defined   1,2      238,100
FORD MTR CO DEL                 Common   345370860    2,832    350,000 Shrs        Shared-Defined   1,2      350,000
FOREST LABS INC                 Common   345838106    2,586     51,100 Shrs        Shared-Defined   1,2       51,100
FRONTIER OIL CORP               Common   35914P105   12,059    453,700 Shrs        Shared-Defined   1,2      453,700
GAMMON LAKE RES INC             Common   364915108   29,652  2,599,767 Shrs        Shared-Defined   1,2    2,599,767
GENERAL MTRS CORP               Common   370442105    2,993     90,000 Shrs        Shared-Defined   1,2       90,000
GLOBAL CROSSING LTD             Common   G3921A175    8,713    425,000 Shrs        Shared-Defined   1,2      425,000
GRIFFON CORP                    Common   398433102    7,999    335,100 Shrs        Shared-Defined   1,2      335,100
HEARST-ARGYLE TELEVISION INC    Common   422317107    1,035     45,100 Shrs        Shared-Defined   1,2       45,100
HOSPIRA INC                     Common   441060100    5,741    150,000 Shrs        Shared-Defined   1,2      150,000
ILLUMINA INC                    Option   452327959    3,552    107,500        Put  Shared-Defined   1,2      107,500
INPHONIC INC                    Common   45772G105    8,910  1,125,000 Shrs        Shared-Defined   1,2    1,125,000
INSMED INC                      Common   457669208    2,720  2,000,000 Shrs        Shared-Defined   1,2    2,000,000
INTERPUBLIC GROUP COS INC       Common   460690100    3,960    400,000 Shrs        Shared-Defined   1,2      400,000
INVERNESS MED INNOVATIONS IN    Common   46126P106    9,061    280,000 Shrs        Shared-Defined   1,2      280,000
ISHARES TR                      Common   464287234   40,317    416,622 Shrs        Shared-Defined   1,2      416,622
JETBLUE AWYS CORP               Common   477143101    2,781    300,000 Shrs        Shared-Defined   1,2      300,000
K V PHARMACEUTICAL CO           Common   482740206    3,543    149,500 Shrs        Shared-Defined   1,2      149,500
KING PHARMACEUTICALS INC        Option   495582958    1,703    100,000        Put  Shared-Defined   1,2      100,000
LAS VEGAS SANDS CORP            Common   517834107   30,758    450,000 Shrs        Shared-Defined   1,2      450,000
LCA-VISION INC                  Common   501803308    2,904     70,300 Shrs        Shared-Defined   1,2       70,300
LEVEL 3 COMMUNICATIONS INC      Common   52729N100    2,140    400,000 Shrs        Shared-Defined   1,2      400,000
LIBBEY INC                      Common   529898108      145     13,000 Shrs        Shared-Defined   1,2       13,000
LIGAND PHARMACEUTICALS INC      Common   53220K207    1,757    175,000 Shrs        Shared-Defined   1,2      175,000
MATRIXX INITIATIVES INC         Common   57685L105    2,284    120,000 Shrs        Shared-Defined   1,2      120,000
MEDICIS PHARMACEUTICAL CORP     Common   584690309   11,161    345,000 Shrs        Shared-Defined   1,2      345,000
MEDICIS PHARMACEUTICAL CORP     Option   584690909    9,327    288,300        Call Shared-Defined   1,2      288,300
MERGE TECHNOLOGIES INC          Common   589981109   10,836  1,575,000 Shrs        Shared-Defined   1,2    1,575,000
MILLENNIUM PHARMACEUTICALS I    Common   599902103    2,985    300,000 Shrs        Shared-Defined   1,2      300,000
MIRANT CORP NEW                 Common   60467R100   94,635  3,465,230 Shrs        Shared-Defined   1,2    3,465,230
MIRANT CORP NEW                 Option   60467R900      819     30,000        Call Shared-Defined   1,2       30,000
MOMENTA PHARMACEUTICALS INC     Option   60877T950    4,894    362,000        Put  Shared-Defined   1,2      362,000
MYLAN LABS INC                  Common   628530107    2,120    105,300 Shrs        Shared-Defined   1,2      105,300
NII HLDGS INC                   Common   62913F201   37,296    600,000 Shrs        Shared-Defined   1,2      600,000
NMT MED INC                     Common   629294109   14,987    970,000 Shrs        Shared-Defined   1,2      970,000
NORTHSTAR RLTY FIN CORP         Common   66704R100    3,810    300,000 Shrs        Shared-Defined   1,2      300,000
NOVARTIS A G                    Common   66987V109    5,026     86,000 Shrs        Shared-Defined   1,2       86,000
NRG ENERGY INC                  Common   629377508  100,793  2,225,000 Shrs        Shared-Defined   1,2    2,225,000
OFFICEMAX INC DEL               Common   67622P101    9,981    245,000 Shrs        Shared-Defined   1,2      245,000
OSI PHARMACEUTICALS INC         Common   671040103   82,566  2,200,000 Shrs        Shared-Defined   1,2    2,200,000
PALOMAR MED TECHNOLOGIES INC    Common   697529303      506     12,000 Shrs        Shared-Defined   1,2       12,000
PALOMAR MED TECHNOLOGIES INC    Option   697529903    2,110     50,000        Call Shared-Defined   1,2       50,000
PALOMAR MED TECHNOLOGIES INC    Option   697529953    6,330    150,000        Put  Shared-Defined   1,2      150,000
PAR PHARMACEUTICAL COS INC      Common   69888P106    6,570    360,200 Shrs        Shared-Defined   1,2      360,200
PATHMARK STORES INC NEW         Common   70322A101    8,458    850,000 Shrs        Shared-Defined   1,2      850,000
PEABODY ENERGY CORP             Common   704549104    6,179    168,000 Shrs        Shared-Defined   1,2      168,000
PILGRIMS PRIDE CORP             Common   721467108      547     20,000 Shrs        Shared-Defined   1,2       20,000
PROGRESS ENERGY INC             Common   743263105    4,538    100,000 Shrs        Shared-Defined   1,2      100,000
RADIOSHACK CORP                 Common   750438103      193     10,000 Shrs        Shared-Defined   1,2       10,000
REPLIDYNE INC                   Common   76028W107      299     31,783 Shrs        Shared-Defined   1,2       31,783
SANOFI AVENTIS                  Common   80105N105    5,025    113,000 Shrs        Shared-Defined   1,2      113,000
SCIELE PHARMA INC               Common   808627103    1,413     75,000 Shrs        Shared-Defined   1,2       75,000
SEPRACOR INC                    Common   817315104   14,532    300,000 Shrs        Shared-Defined   1,2      300,000
SEPRACOR INC                    Option   817315904    2,180     45,000        Call Shared-Defined   1,2       45,000
SHIRE PLC                       Common   82481R106    2,470     50,000 Shrs        Shared-Defined   1,2       50,000
SMITH MICRO SOFTWARE INC        Common   832154108      288     20,000 Shrs        Shared-Defined   1,2       20,000
SOURCE INTERLINK COS INC        Common   836151209   16,728  1,760,827 Shrs        Shared-Defined   1,2    1,760,827
SOUTHERN COPPER CORP            Common   84265V105    2,313     25,000 Shrs        Shared-Defined   1,2       25,000
SPECTRUM PHARMACEUTICALS INC    Common   84763A108    1,572    300,000 Shrs        Shared-Defined   1,2      300,000
SUPERIOR ESSEX INC              Common   86815V105    8,216    239,896 Shrs        Shared-Defined   1,2      239,896
TEEKAY SHIPPING MARSHALL ISL    Common   Y8564W103   47,498  1,155,400 Shrs        Shared-Defined   1,2    1,155,400
TELIK INC                       Option   87959M959    3,257    183,100        Put  Shared-Defined   1,2      183,100
TERRA INDS INC                  Common   880915103    3,022    392,000 Shrs        Shared-Defined   1,2      392,000
THERMO ELECTRON CORP            Common   883556102      787     20,000 Shrs        Shared-Defined   1,2       20,000
TIME WARNER TELECOM INC         Common   887319101   30,568  1,608,000 Shrs        Shared-Defined   1,2    1,608,000
TITAN INTL INC ILL              Common   88830M102   15,290    845,700 Shrs        Shared-Defined   1,2      845,700
UNIVERSAL COMPRESSION HLDGS     Common   913431102   10,699    200,162 Shrs        Shared-Defined   1,2      200,162
UTILITIES HOLDRS TR             Common   918019100   12,306    100,000 Shrs        Shared-Defined   1,2      100,000
VALERO ENERGY CORP NEW          Common   91913Y100    5,147    100,000 Shrs        Shared-Defined   1,2      100,000
VARIAN INC                      Common   922206107   14,987    326,737 Shrs        Shared-Defined   1,2      326,737
WATERS CORP                     Common   941848103   21,237    469,020 Shrs        Shared-Defined   1,2      469,020
WEBSTER FINL CORP CONN          Common   947890109   39,808    845,000 Shrs        Shared-Defined   1,2      845,000
ZYMOGENETICS INC                Common   98985T109    2,531    150,000 Shrs        Shared-Defined   1,2      150,000

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